Valuation Techniques, Significant Unobservable Inputs, Quantitative Information Non-recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Discount to reflect realizable value
Loans | Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Instrument, fair value	$ 34.0
Other Real Estate Owned
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Discount to reflect realizable value
Other Real Estate Owned | Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Instrument, fair value	$ 1.4
Lower Limit | Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range of Discounts Applied	15.00%
Lower Limit | Other Real Estate Owned
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range of Discounts Applied	15.00%
Upper Limit | Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range of Discounts Applied	40.00%
Upper Limit | Other Real Estate Owned
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range of Discounts Applied	40.00%